Financial result (Tables)	6 Months Ended
Jun. 30, 2021
Financial result
Schedule of Finance Income Expense Explanatory

	Six-month period ended
	June 30
	2021	2020

	(Unaudited)
Finance income
Results from financial assets	57,706	507,574
Yields and interests	67,855	179,505
(Loss) gain on derivatives valuation	(9,931)	87,959
Gain in settlement of derivatives	16,031	-
Dividends	27	22
Other financial income	8,921	18,035
	140,609	793,095
Financial expenses
Loans and borrowings (1)	(1,166,137)	(1,138,478)
Financial cost of other liabilities (2)	(512,836)	(573,410)
Results from financial assets	(48,929)	(378,557)
	(1,727,902)	(2,090,445)
Foreign exchange loss
Foreign exchange (loss) gain	(258,101)	32,991
Realized gain of other comprehensive income from the sale of a joint venture (Note 12)	361,728	—
	103,627	32,991
	(1,483,666)	(1,264,359)

(1)	For the six month periods ended June 30, 2021, interest capitalized in natural resources and property, plant and equipment totaled $122,651(2020 – $129,458).
(2)	It includes the financial expense for the updating of the liability for abandonment costs, and the interest, net of post-employment benefits and other long-term employee benefits.